Trade, Other Payables and Financial Liabilities - Summary of Trade, Other Payables and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [line items]
Account payables	$ 119,332	$ 124,962
Account payables to related parties	14,086	14,673
Trade payable	133,418	139,635
Trade, other payables and financial liabilities	133,502	140,239
Others [member]
Trade and other payables [line items]
Other payables and financial liabilities	$ 84	$ 604